Investment in Affiliates (Summary of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Shares	¥ 770,750	¥ 789,638
Loans and others	50,912	53,122
Investment in Affiliates	¥ 821,662	¥ 842,760